TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Assumptions used in Estimation of Insurance Reserves (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Annuity [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017 and SPP-I- 2017	SPP-S-2017 and SPP-I- 2017
Pension Insurance - Definitive Regime (Claims with an accrual date until May 2011) [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 and MI-85	B-85 and MI-85
Mortality technical rate in soles vac used in estimation of insurance reserves	1.37%	1.70%
Mortality technical rate in nominal dollars used in estimation of insurance reserves	3.61%	3.68%
Pension Insurance - Definitive Regime (Claims with an accrual date from June 2011) [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	B-85 adjusted and MI-85	B-85 Adjusted and MI-85
Mortality technical rate in soles vac used in estimation of insurance reserves	1.37%	1.70%
Mortality technical rate in nominal dollars used in estimation of insurance reserves	3.61%	3.68%
Mortality technical rate in adjusted soles used in estimation of insurance reserves	5.12%	5.25%
Mortality technical rate in adjusted dollars used in estimation of insurance reserves	3.61%	3.68%
Pension Insurance - Temporary Regime (IFRS reserve) All Claims [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017- and SPP-I-2017	SPP-S-2017- and SPP-I-2017
Mortality technical rate in soles vac used in estimation of insurance reserves	3.614%	3.648%
SCTR (IFRS Reserve) Claims settled until December 2019 [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017- and SPP-I-2017	SPP-S-2017 and SPP-I-2017
Mortality technical rate in soles vac used in estimation of insurance reserves	3.663%	3.672%
SCTR (IFRS Reserve) Claims settled since January 2020 [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	SPP-S-2017- and SPP-I-2017	SPP-S-2017 and SPP-I-2017
Mortality technical rate in soles vac used in estimation of insurance reserves	2.748%	2.734%
Individual Life [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Explanation of process used to determine assumptions to measure recognised assets, liabilities, income and expense arising from insurance contracts	CSO 80 adjusted	CSO 80 adjustable
Minimum [Member] | Annuity [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	3.75%	3.21%
Mortality technical rate in soles used in estimation of insurance reserves	2.50%	2.50%
Minimum [Member] | Individual Life [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	4.00%	4.00%
Maximum [Member] | Annuity [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	8.02%	7.96%
Mortality technical rate in soles used in estimation of insurance reserves	5.25%	5.25%
Maximum [Member] | Individual Life [Member]
Assumptions to Measure Insurance Assets and Liabilities [Abstract]
Mortality technical rate in us dollars used in estimation of insurance reserves	5.00%	5.00%